Employee Stock Option Plan (Summary of Information about Stock Grants Outstanding) (Details) In Millions, except Share data	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2010 Stock Grants [Member]	Dec. 31, 2010 Granted Date, 2008-03-28 [Member] KRW		Dec. 31, 2010 Granted Date, 2008-09-29 [Member] KRW		Dec. 31, 2010 Granted Date, 2008-10-18 [Member] KRW		Dec. 31, 2010 Granted Date, 2009-07-30 [Member] KRW		Dec. 31, 2010 Granted Date, 2009-08-27 [Member] KRW		Dec. 31, 2010 Granted Date, 2009-09-28 [Member] KRW		Dec. 31, 2010 Granted Date, 2009-11-18 [Member] KRW		Dec. 31, 2010 Granted Date, 2010-01-01 Group One [Member] KRW		Dec. 31, 2010 Granted Date, 2010-01-01 Group Two [Member] KRW		Dec. 31, 2010 Granted Date, 2010-01-01 Group Three [Member] KRW		Dec. 31, 2010 Granted Date, 2010-01-01 Group Four [Member] KRW		Dec. 31, 2010 Granted Date, 2010-05-10 [Member] KRW		Dec. 31, 2010 Granted Date, 2010-05-31 [Member] KRW		Dec. 31, 2010 Granted Date, 2010-07-01 [Member] KRW		Dec. 31, 2010 Granted Date, 2010-07-21 [Member] KRW		Dec. 31, 2010 Granted Date, 2010-07-29 Group One [Member] KRW		Dec. 31, 2010 Granted Date, 2010-07-29 Group Two [Member] KRW		Dec. 31, 2010 Granted Date, 2010-08-03 [Member] KRW		Dec. 31, 2010 Granted Date, 2010-08-01 [Member] KRW		Dec. 31, 2010 Granted Date, 2010-08-04 [Member] KRW		Dec. 31, 2010 Granted Date, 2010-08-12 Group One [Member] KRW		Dec. 31, 2010 Granted Date, 2010-08-12 Group Two [Member] KRW		Dec. 31, 2010 Granted Date, 2010-08-18 [Member] KRW		Dec. 31, 2010 Granted Date, 2010-08-23 [Member] KRW		Dec. 31, 2010 Granted Date, 2010-08-24 [Member] KRW		Dec. 31, 2010 Granted Date, 2010-09-11 [Member] KRW		Dec. 31, 2010 Granted Date, 2010-09-16 [Member] KRW		Dec. 31, 2010 Granted Date, 2010-09-17 [Member] KRW		Dec. 31, 2010 Granted Date, 2010-09-20 [Member] KRW		Dec. 31, 2010 Granted Date, 2010-09-29 [Member] KRW		Dec. 31, 2010 Granted Date, 2010-10-06 [Member] KRW		Dec. 31, 2010 Granted Date, 2010-11-26 [Member] KRW		Dec. 31, 2010 Granted Date, 2010-12-08 [Member] KRW		Dec. 31, 2010 Granted Date, 2010-12-15 [Member] KRW
Grant Date						2008-03-28		2008-09-29		2008-10-18		2009-07-30		2009-08-27		2009-09-28		2009-11-18		2010-01-01		2010-01-01		2010-01-01		2010-01-01		2010-05-10		2010-05-31		2010-07-01		2010-07-21		2010-07-29		2010-07-29		2010-08-01		2010-08-03		2010-08-04		2010-08-12		2010-08-12		2010-08-18		2010-08-23		2010-08-24		2010-09-11		2010-09-16		2010-09-17		2010-09-20		2010-09-29		2010-10-06		2010-11-26		2010-12-08		2010-12-15
Number of stock grants	849,092	312,639	194,108			4,787	[1]	1,521	[1]	7,365	[1]	10,499	[1]	2,328	[1]	67,990	[1]	4,976	[1]	989	[1]	74,567	[1]	28,751	[1]	14,674	[1]	23,376	[1]	186,080	[1]	2,432	[1]	2,638	[1]	150	[1]	985	[1]	10,395	[1]	1,348	[1]	1,625	[1]	165	[1]	40,007	[1]	1,994	[1]	170	[1]	2,321	[1]	662	[1]	76,071	[1]	88,971	[1]	445	[1]	9,839	[1]	4,767	[1]	90,708	[1]	85,058	[1]	438	[1]
Weighted average remaining contractual life						1.61	[2]	0.00	[2]	1.90	[2]	0.51	[2]	1.00	[2]	0.98	[2]	1.89	[2]	2.00	[2]	2.00	[2]	2.00	[2]	2.00	[2]	2.14	[2]	2.41	[2]	2.12	[2]	2.01	[2]	2.00	[2]	2.03	[2]	2.19	[2]	2.09	[2]	2.03	[2]	3.00	[2]	3.00	[2]	2.01	[2]	2.01	[2]	2.02	[2]	2.00	[2]	5.00	[2]	5.00	[2]	2.00	[2]	3.01	[2]	2.00	[2]	3.74	[2]	2.83	[2]	2.65	[2]
Intrinsic value						275		87		423		604		134		3,909		286		57		4,288		1,653		844		1,344		10,700		140		152		9		57		598		78		93		9		2,300		115		10		133		38		4,374		5,116		26		566		274		5,216		4,891		25
Number of stock grants vested and expected to vest					502,145

[1]	Number of stock grants vested and expected to vest were 502,145
[2]	Contractual life indicates the sum of service (vesting) period.